Equity (Narrative) (Details)						1 Months Ended				12 Months Ended
	May 10, 2023 CAD ($) Share $ / shares shares	May 10, 2023 USD ($) Share shares	Jan. 11, 2023 Share $ / shares	Dec. 09, 2022 Share $ / shares	Jan. 12, 2022 $ / shares	Aug. 26, 2022 Share $ / shares	May 24, 2022	Dec. 01, 2021 $ / shares shares	Nov. 30, 2021 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) Share $ / shares shares	Mar. 31, 2023 USD ($) Share shares	Mar. 31, 2022 CAD ($) Share $ / shares shares	Mar. 31, 2022 USD ($) Share shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share												386,824	386,824
Proceeds from exercise of options | $											$ 0		$ 2,059,991
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 6.74
Amount reallocated from reserves to share capital in connection with exercise of options | $													$ 1,195,058
Number of common shares issued in ATM Equity Program										1,306,476	1,306,476	2,174,500	2,174,500
Proceeds from common shares issued in ATM Equity Program										$ 5,235,413	$ 3,941,736	$ 43,588,175	$ 34,956,134
Average price per ATM Share | $ / shares										$ 4.01		$ 19.44
Cash commission paid in Equity Distribution Agreement | $											$ 119,983		$ 1,048,683
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares										10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan										5.00%	5.00%
Maximum term of options granted										10 years	10 years
Description of vesting requirements										Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.	Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.
Number of stock options granted | Share										415,200	415,200	415,000	415,000
Weighted average exercise price, granted | $ / shares										$ 5.66		$ 20.05
Number of warrants granted in Norway Acquisition										250,000	250,000
Number of warrants vesting upon receipt of all regulatory permits required to commence construction										80,000	80,000
Number of warrants vesting upon commencement of the mining of digital currency or other revenue generating activity										90,000	90,000
Share-based compensation | $											$ 8,378,348		$ 6,753,250
Number of warrants issued												300,000	300,000
Warrants exercised weighted average exercise price | $ / shares												$ 15.55
Warrants expected life												2 years	2 years
Fair value of warrants | $													$ 2,030,045
Warrants risk free interest rate												0.46%	0.46%
Warrants expected volatility												105.00%	105.00%
Warrants forfeiture rate												0.00%	0.00%
Warrants expected dividend												0.00%	0.00%
Number of special warrants issued									3,834,100
Special warrants exercised weighted average exercise price | $ / shares					$ 30				$ 30
Gross proceeds from special warrants issued | $									$ 115,023,000
Valor Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in investment												800,000	800,000
Value of common shares issued in investment | $													$ 12,726,694
Titan.io [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in investment												213,354	213,354
Value of common shares issued in investment | $													$ 1,849,745
Number of warrants issued								106,677
Warrants exercised weighted average exercise price | $ / shares								$ 30
Description Of Warrant Is Exercise								Each Warrant is exercisable for one share on or before September 15, 2024,
GPU Atlantic Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in acquisition												1,000,000	1,000,000
Value of common shares issued in acquisition												$ 23,255,434	$ 18,559,804
Stock option 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued for options exercised												219,824	219,824
Number of share options exercised in share-based payment arrangement | Share												219,824	219,824
Value of common shares issued for options exercised												$ 2,198,240	$ 1,735,458
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 10
Stock option 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued for options exercised												100,000	100,000
Number of share options exercised in share-based payment arrangement | Share												100,000	100,000
Value of common shares issued for options exercised												$ 310,000	$ 247,663
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 3.1
Stock option 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued for options exercised												50,000	50,000
Number of share options exercised in share-based payment arrangement | Share												50,000	50,000
Value of common shares issued for options exercised												$ 72,500	$ 56,442
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 1.45
Stock option 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued for options exercised												17,000	17,000
Number of share options exercised in share-based payment arrangement | Share												17,000	17,000
Value of common shares issued for options exercised												$ 25,500	$ 20,428
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 1.5
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted | Share						415,200
Weighted average exercise price, granted | $ / shares						$ 5.66
Share-based compensation | $											$ 3,231,076		$ 5,775,390
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued pursuant to vesting of restricted share units										624,250	624,250	290,800	290,800
Amount reallocated from reserves to share capital in connection with vesting of restricted share units | $											$ 1,750,792		$ 70,042
Value of common shares issued pursuant to vesting of restricted share units | $													$ 771,063
Number of other equity instruments vested | Share	14,900	14,900				43,200				624,250	624,250	290,800	290,800
Number of stock options granted | Share			1,200,000	16,000		1,425,280
Weighted average exercise price, granted | $ / shares			$ 3.1	$ 2.62		$ 5.66
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares										10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan										5.00%	5.00%
Maximum number of shares authorized in share-based arrangment										10,000,000	10,000,000
Share-based compensation | $											$ 5,147,272		$ 977,860
Number of other equity instruments granted | Share										2,641,280	2,641,280	8,000	8,000
Restricted share-units granted in subsequent period [Member] | Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted | Share										14,900	14,900
Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Consolidation results, description							on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares
Subsequent Events [Member] | 2023 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program	480,500	480,500
Proceeds from common shares issued in ATM Equity Program	$ 2,362,172	$ 1,763,134
Average price per ATM Share | $ / shares	$ 4.92
Cash commission paid in Equity Distribution Agreement | $		$ 53,494